MORTGAGES PAYABLE (Details) - Schedule of long-term mortgages outstanding	Jul. 31, 2026 USD ($)
Debt Disclosure [Abstract]
2027	$ 154,018
2028	210,092
2029	225,675
2030	242,414
2031	5,557,397
After 2031	3,361,039
Total	$ 9,750,635